REAL ESTATE PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2018
Real Estate [Abstract]
Schedule of Real Estate Properties
	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2017	$33,874	$186,829	$20,455	$(14,676)	$226,482
Additions	-	1,945	250	11,266	13,461

At December 31, 2017	33,874	188,774	20,705	(3,410)	239,943
Additions	-	2,056	708	(3,208)	(444)

At December 31, 2018	33,874	190,830	21,413	(6,618)	239,499

Accumulated depreciation:

At January 1, 2017	-	17,509	1,720	(437)	18,792
Depreciation charge for the year	-	3,696	394	335	4,425

At December 31, 2017	-	21,205	2,114	(102)	23,217
Depreciation charge for the year	-	3,931	392	(390)	3,933

At December 31, 2018	-	25,136	2,506	(492)	27,150

Real estate property, net:

At December 31, 2018	$33,874	$165,694	$18,907	$(6,126)	$212,349

At December 31, 2017	$33,874	$167,569	$18,591	$(3,308)	$216,726

Schedule of estimated depreciation expenses	Estimated depreciation expenses by years are as follows:
Year	Estimated depreciation expenses

2019	4,271
2020	4,271
2021	4,271
2022 and thereafter	165,662

$178,475